INSURANCE PREMIUM INCOME (Details) - Schedule of Insurance Premium Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross premiums:
Net earned premiums	£ 8,615	£ 9,574	£ 9,189
Life insurance
Gross premiums:
Gross premiums	8,319	9,310	8,790
Net earned premiums	7,986	8,932	8,519
Non-life insurance
Gross premiums:
Net earned premiums	629	642	670
Life and pensions | Life insurance
Gross premiums:
Gross premiums	6,941	6,827	6,612
Annuities | Life insurance
Gross premiums:
Gross premiums	1,378	2,483	2,178
Ceded reinsurance premiums
Gross premiums:
Gross premiums	£ 333	£ 378	£ 271